Holding Company Only Financial Statements (Condensed Unconsolidated Statements of Financial Condition) (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets [Abstract]
Cash and cash equivalents	$ 184	$ 208	$ 246	$ 136	$ 281	$ 953
Other assets	920	639		416
Total assets	13,723	13,715		9,840
Liabilities and Stockholders’ Equity
Long-term debt	247	247		331
Other liabilities	624	423		500
Total liabilities	12,124	12,186		8,467
Stockholders’ Equity
Preferred Stock	267	267		267
Common stock	1	1		1
Additional paid in capital	1,491	1,486		1,482
Accumulated other comprehensive income	(19)	2		8	(5)	(2)
Accumulated deficit	(141)	(227)		(385)
Total stockholders’ equity	1,599	1,529	$ 1,451	1,373	1,426	1,160
Total liabilities and stockholders’ equity	$ 13,723	13,715		9,840
Parent Company
Assets [Abstract]
Cash and cash equivalents		37		46	$ 50	$ 56
Investment in subsidiaries		1,738		1,571
Other assets		50		43
Total assets		1,825		1,660
Liabilities and Stockholders’ Equity
Long-term debt		247		248
Total interest paying liabilities		247		248
Other liabilities		49		39
Total liabilities		296		287
Stockholders’ Equity
Preferred Stock		267		267
Common stock		1		1
Additional paid in capital		1,486		1,482
Accumulated other comprehensive income		2		8
Accumulated deficit		(227)		(385)
Total stockholders’ equity		1,529		1,373
Total liabilities and stockholders’ equity		$ 1,825		$ 1,660